Equity and Comprehensive Income (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013		Dec. 28, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation	$ (37)		$ 28
Liquidation of foreign entities (1)	0		(10)	[1]
Income tax expense (2)	0		(7)	[2]
Foreign currency translation, net of tax	(37)		11
Amortization of net actuarial losses (3)	5	[3]	6	[3]
Income tax expense	(2)		(2)
Defined benefit and post retirement plans, net of tax	3		4
Unrealized loss on marketable securities and derivative instruments (4)	0	[4]	(1)	[4]
Income tax benefit	0		2
Unrealized gain on marketable securities and derivative instruments, net of tax	0		1
Other comprehensive (loss) income, net of tax	(34)		16
Less: Other comprehensive income attributable to noncontrolling interests	0		0
Other comprehensive (loss) income attributable to Tyco common shareholders	(34)		16
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive (loss) income, net of tax	(37)
Amounts transferred from accumulated other comprehensive income (loss) currency translation			(10)
Income tax expense on net investment hedge			$ 7

[1]	During the quarter ended December 28, 2012, $10 million of cumulative translation gains were transferred from currency translation and included in income from discontinued operation in the Consolidated Statements of Operations as a result of the sale of foreign entities.
[2]	Income tax expense on the net investment hedge was $7 million for the quarter ended December 28, 2012.
[3]	Reclassified to Net Periodic Benefit Cost. See Note 12 Retirement Plans for additional information.
[4]	alized gain (loss) on marketable securities and derivative instruments to Other expense, net.